Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accounts Receivable [Line Items]
Total accounts receivable, gross	$ 3,046,298	$ 2,867,308
Less: allowance for credit loss	(1,731,517)	(1,522,739)
Accounts receivable, net	1,314,781	1,344,569
Third Parties [Member]
Schedule of Accounts Receivable [Line Items]
Total accounts receivable, gross	3,046,298	2,867,308
Related Parties [Member]
Schedule of Accounts Receivable [Line Items]
Total accounts receivable, gross